12. AUTO LOAN (Details Narrative) - Automobile Loan [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt interest rate	5.99%
Auto loan current	$ 10,520	$ 9,862
Auto loan noncurrent	$ 9,277	$ 20,620